Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2024
Supplemental Cash Flow Information
Supplemental Cash Flow Information

13. Supplemental Cash Flow Information

The (increase) decrease in non-cash working capital is comprised of:

($ millions)	2024	2023
Accounts receivable	1 330	526
Inventories	423	(153)
Accounts payable and accrued liabilities	51	(415)
Current portion of provisions	(132)	339
Income taxes payable (net)	454	(1 258)
	2 126	(961)
Relating to:
Operating activities	2 114	(981)
Investing activities	12	20
	2 126	(961)

Reconciliation of movements of liabilities to cash flows arising from financing activities:

		Current Portion		Current Portion
	Short-Term	of Long-Term	Long-Term	of Long-Term	Long-Term	Partnership	Dividends
($ millions)	Debt	Lease Liabilities	Lease Liabilities	Debt	Debt	Liability	Payable
At December 31, 2022	2 807	317	2 695	-	9 800	413	-
Changes from financing cash flows:
Net issuance of commercial paper	(2 343)	-	-	-	1 500	-	-
Debt issuance costs	-	-	-	-	(8)	-	-
Repayment of long-term debt	-	-	-	-	(5)	-	-
Realized foreign exchange losses	38	-	-	-	5	-	-
Dividends paid on common shares	-	-	-	-	-	-	(2 749)
Lease liability payments	-	(331)	-	-	-	-	-
Distributions to non-controlling interest	-	-	-	-	-	(16)	-
Other	-	-	-	-	(3)	1	-
Non-cash changes:
Dividends declared on common shares	-	-	-	-	-	-	2 749
Unrealized foreign exchange gains	(8)	(3)	(14)	-	(202)	-	-
Lease derecognition	-	-	(682)	-	-	-	-
Reclassification of lease obligations	-	365	(365)	-	-	-	-
New lease liabilities	-	-	1 844	-	-	-	-
At December 31, 2023	494	348	3 478	-	11 087	398	-
Changes from financing cash flows:
Net issuance of commercial paper	(503)	-	-	-	-	-	-
Repayment of long-term debt	-	-	-	-	(1 566)	-	-
Loss on extinguishment of long-term debt	-	-	-	-	170	-	-
Realized foreign exchange losses	7	-	-	-	289	-	-
Dividends paid on common shares	-	-	-	-	-	-	(2 803)
Lease liability payments	-	(471)	-	-	-	-	-
Distributions to non-controlling interest	-	-	-	-	-	(16)	-
Other	-	-	-	-	2	-	-
Non-cash changes:
Dividends declared on common shares	-	-	-	-	-	-	2 803
Unrealized foreign exchange losses	2	4	49	-	363	-	-
Reclassification of long-term debt	-	-	-	997	(997)	-	-
Lease derecognition	-	-	(27)	-	-	-	-
Reclassification of lease obligations	-	718	(718)	-	-	-	-
New lease liabilities	-	-	963	-	-	-	-
At December 31, 2024	-	599	3 745	997	9 348	382	-